Volkswagen Auto Loan Enhanced Trust 2013-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-30-2016	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				12/16/2016
2	Payment Date				12/20/2016
3	Collection Period			11/1/2016	11/30/2016	30
4	Monthly Interest Period - Actual/360			11/21/2016	12/19/2016	29
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	—	—	—	—
7	Class A-2 Notes	502,000,000.00	—	—	—	—
8	Class A-3 Notes	530,000,000.00	88,196,751.51	18,593,126.75	69,603,624.76	0.1313276
9	Class A-4 Notes	164,000,000.00	164,000,000.00	—	164,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$252,196,751.51	$18,593,126.75	$233,603,624.76

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$298,589,820.64	$18,593,126.75	$279,996,693.89

13	YSOC	47,789,424.87	6,660,478.00		6,095,809.76

14	Net Pool Balance	$1,594,182,494.00	$305,250,298.64	$18,593,126.75	$286,092,503.65

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.42000%	—	—	—	—
17	Class A-3 Notes	0.70000%	51,448.11	0.0970719	18,644,574.86	35.1784431
18	Class A-4 Notes	1.16000%	158,533.33	0.9666666	158,533.33	0.9666666

	Total Securities		209,981.44		18,803,108.19

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					13,346,322.20
20	Scheduled Interest Payments Received					618,744.03
21	Prepayments of Principal Received					5,540,565.79
22	Liquidation Proceeds					24,115.86
23	Recoveries Received					122,191.38
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					19,651,939.26

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					1,756.79

28	Total Available Funds, prior to Servicer Advances					19,653,696.05

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					19,653,696.05

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					19,653,696.05

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					254,375.25
35	Class A Noteholder Interest (Item 50)					209,981.44
36	Principal Distribution Amount (Item 75)					18,593,126.75
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					596,212.61

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	254,375.25	—	254,375.25

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	51,448.11	—	51,448.11
45	Class A-4 Interest	158,533.33	—	158,533.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	209,981.44	—	209,981.44

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			298,589,820.64
52	Beginning Net Pool Balance		305,250,298.64
53	Receipts of Scheduled Principal		(13,346,322.20)
54	Receipts of Prepaid Principal		(5,540,565.79)
55	Liquidation Proceeds		(24,115.86)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(246,791.14)

59	Ending Net Pool Balance		286,092,503.65
60	Yield Supplement Overcollateralization Amount		6,095,809.76

61	Adjusted Pool Balance		279,996,693.89
62	Less: Adjusted Pool Balance - End of Collection Period			279,996,693.89

63	Calculated Principal Distribution Amount			18,593,126.75

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			19,653,696.05
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			254,375.25
67	Less: Interest Paid to Noteholders (Item 35)			209,981.44
68	Less: Calculated Principal Distribution (Item 63)			18,593,126.75

69	Equals: Remaining Available Funds before Servicer Advance			596,212.61
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			596,212.61
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			18,593,126.75

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			7,731,965.35
83	Plus: Net Investment Income for the Collection Period			1,756.79

84	Subtotal: Reserve Fund Available for Distribution			7,733,722.14
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,733,722.14
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			1,756.79

89	Equals: Ending Reserve Account Balance			7,731,965.35

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,594,182,494	286,092,504
92	Number of Current Contracts		65,070	32,972
93	Weighted Average Loan Rate		2.55%	2.45%
94	Average Remaining Term		56.9	22.6
95	Average Original Term		64.1	66.5
96	Monthly Prepayment Rate			1.07%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		23	270,907.00
98	Liquidation Proceeds on Related Vehicles			24,115.86
99	Recoveries Received on Receivables Previously Charged Off			122,191.38

100	Net Principal Losses for Current Collection Period		23	124,599.76

101	Beginning Net Principal Losses		797	10,114,927.08
102	Net Principal Losses for Current Collection Period		23	124,599.76

103	Cumulative Net Principal Losses		820	10,239,526.84

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,594,182,494)			0.64%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.53%	32,630	281,893,756.41
106	31 - 60 Days Delinquent	1.12%	263	3,198,577.19
107	61 - 90 Days Delinquent	0.35%	79	1,000,170.05

108	Total	100.00%	32,972	286,092,503.65

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer